ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Schedule of accounts payable and accrued liabilities) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 1,842,089	$ 1,402,546	$ 1,382,519
Accrued liabilities	450,485	428,414	1,183,259
EFF settlement accrual	612,500	612,500
Interest payable	16,352	65,409	115,218
Total	$ 2,921,426	$ 2,508,869	$ 2,680,996